Goodwill, Acquisitions and Dispositions (Narrative) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended				12 Months Ended		1 Months Ended	12 Months Ended	3 Months Ended		1 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2012	Dec. 31, 2011 Altegris Capital Llc	Dec. 31, 2010 Altegris Capital Llc	Aug. 30, 2008 Quantuvis Consulting Inc	Dec. 31, 2011 Quantuvis Consulting Inc	Dec. 31, 2011 Medicare Supplement Insurance Business	Dec. 31, 2011 Medicare Supplement Insurance Business Gain (Loss) on Disposition of Assets	Oct. 01, 2009 Genworth Seguros Mexico	Dec. 31, 2009 Genworth Seguros Mexico
Goodwill [Line Items]
Acquisition of businesses, approximate amount paid	$ 4	$ 37				$ 40	$ 3
Additional performance-based payments, up to						88	3
Level 3 fair value for contingent consideration	46					21
Recorded consideration, determined using an income approach						65
Recognized goodwill	(2)	8				8
Level 3 fair values of acquired identifiable intangible assets						52
Finalization of valuation					3
Contingent consideration								1
Sale of business, amount										276
Sale resulted in an after-tax gain	36		4						36	36		4
Cash proceeds from sale of business											38
Receivable for contingent consideration												8
Disposition of businesses, approximate amount				$ 79